RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - Summary of right-of-use liabilities $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Summary Of Right Of Use Liabilities Abstract
Balance, January 1	$ 1,327
Additions	468
Revision to IBR	(85)
Interest expense	78
Repayments	(308)
Balance, September 30	$ 1,480